Goodwill and Other Intangible Assets - Summary of Goodwill Balance Consist (Detail) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Goodwill [Line Items]
Goodwill	$ 376,000	$ 382,247
Integron acquisition	6,527
Measurement period adjustment	(98)	(366)
Currency translation	(182)	868
Goodwill	$ 382,247	$ 382,749